Basis of Presentation and Summary of Significant Accounting policies (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Common stock of Cablevision
 In addition, CNYG Class B stockholders are parties to an agreement which has the effect of causing the voting power of these CNYG Class B stockholders to be cast as a block.

	Shares Outstanding
	Class A Common Stock	Class B Common Stock

Balance at December 31, 2007	231,007,266	63,265,676
Conversion of CNYG Class B common stock to CNYG Class A common stock	8,392,325	(8,392,325)
Employee and non-employee director stock transactions	2,728,149	-
CNYG Class A common stock issued in connection with the stock option litigation settlement	130,500	-
Balance at December 31, 2008	242,258,240	54,873,351
Conversion of CNYG Class B common stock to CNYG Class A common stock	519,100	(519,100)
Employee and non-employee director stock transactions	4,890,803	-

Balance at December 31, 2009	247,668,143	54,354,251
Conversion of CNYG Class B common stock to CNYG Class A common stock	206,028	(206,028)
Employee and non-employee director stock transactions	4,006,712	-
Share repurchases (see Note 21)	(10,825,600)	-

Balance at December 31, 2010	241,055,283	54,148,223

Cash dividends declared to stockholders of record on CNYG Class A common stock and CNYG Class B common stock
The Board of Directors of Cablevision declared the following cash dividends to stockholders of record on both its CNYG Class A common stock and CNYG Class B common stock:

Declaration Date	Dividend per Share	Record Date	Payment Date

February 24, 2010	$0.10	March 8, 2010	March 29, 2010
May 5, 2010	$0.125	May 17, 2010	June 7, 2010
August 4, 2010	$0.125	August 16, 2010	September 7, 2010
November 3, 2010	$0.125	November 15, 2010	December 6, 2010

February 25, 2009	$0.10	March 9, 2009	March 31, 2009
May 6, 2009	$0.10	May 18, 2009	June 9, 2009
July 29, 2009	$0.10	August 10, 2009	September 1, 2009
November 2, 2009	$0.10	November 13, 2009	December 4, 2009

August 15, 2008	$0.10	August 26, 2008	September 18, 2008
November 5, 2008	$0.10	November 17, 2008	December 9, 2008

Reconciliation of the denominator of the basic and diluted net income per share calculation for Cablevision
A reconciliation of the denominator of the basic and diluted net income per share calculation for Cablevision for the years ended December 31, 2010 and 2009 is as follows:

	2010	2009
	(in thousands)

Basic weighted average shares outstanding	293,165	291,759

Effect of dilution:
Stock options	3,181	2,483
Restricted stock awards	5,534	4,202
Diluted weighted average shares outstanding	301,880	298,444